RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

        The Company leases premises from a real estate company controlled by a member of the Board of Directors. During the year ended February 29, 2012, the Company paid $1,705 [year ended February 28, 2011 – $1,463], relating to the rent, operating costs, and leasehold improvements associated with this real estate, and the value owing for net purchases at February 29, 2012 was $3 [February 28, 2011 – $30].

        The Company also purchased services from a company controlled or significantly influenced by a Board member. Total net services purchased for the year ended February 29, 2012 was $119 [year ended February 28, 2011 – $250]. These amounts have been allocated amongst various expense accounts and prepaid expenses.

        During the prior year the Company purchased products and services from a company controlled or significantly influenced by a Board member in the amount of $2,794. The company ceased to be a related party on May 28, 2010.

        Details of the related party transaction amounts included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	Year ended
	February 29, 2012	February 28, 2011
Cost of Sales	133	3,135
Research and development	883	758
General and administration	541	362
Sales and marketing	267	252

Total	1,824	4,507

        All transactions are in the normal course of business and have been recorded at the exchange amount.